INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Components of Inventory
Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	September 30, 2012 (Unaudited)	December 31, 2011
Raw materials	$101,080	$76,381
Work in process	385,571	446,538
Finished goods	46,504	106,625
Reserve for obsolescence	(120,000)	(101,535)
Total	$413,155	$528,009

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042